Pension and Post-Retirement Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended					3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended									1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010		Sep. 30, 2013 Inventories [Member]	Sep. 30, 2013 Inventories [Member]	Sep. 30, 2013 Cost of Sales [Member]	Sep. 30, 2013 Cost of Sales [Member]	Sep. 30, 2013 Selling, General and Administrative Expenses [Member]	Sep. 30, 2013 Selling, General and Administrative Expenses [Member]	Dec. 31, 2010 Canada [Member]	Sep. 30, 2013 Pension Plans Revlon [Member]	Sep. 30, 2012 Pension Plans Revlon [Member]	Sep. 30, 2013 Pension Plans Revlon [Member]	Sep. 30, 2012 Pension Plans Revlon [Member]	Dec. 31, 2012 Pension Plans Revlon [Member]	Dec. 31, 2011 Pension Plans Revlon [Member]	Dec. 31, 2010 Pension Plans Revlon [Member]	Sep. 30, 2013 Other Post-Retirement Benefit Plans [Member]	Sep. 30, 2012 Other Post-Retirement Benefit Plans [Member]	Sep. 30, 2013 Other Post-Retirement Benefit Plans [Member]	Sep. 30, 2012 Other Post-Retirement Benefit Plans [Member]	Dec. 31, 2012 Other Post-Retirement Benefit Plans [Member]	Dec. 31, 2011 Other Post-Retirement Benefit Plans [Member]	Dec. 31, 2010 Other Post-Retirement Benefit Plans [Member]	Dec. 31, 2012 U.S. Pension Plans [Member]	Dec. 31, 2011 U.S. Pension Plans [Member]	Dec. 31, 2010 U.S. Pension Plans [Member]	Dec. 31, 2012 International Pension Plans [Member]	Dec. 31, 2011 International Pension Plans [Member]	Dec. 31, 2010 International Pension Plans [Member]	Jan. 31, 2012 Savings Plan [Member]	Dec. 31, 2012 Savings Plan [Member]	Dec. 31, 2011 Savings Plan [Member]	Dec. 31, 2010 Savings Plan [Member]	Jan. 31, 2013 Savings Plan [Member] Subsequent Event [Member]	Dec. 31, 2013 Savings Plan [Member] Subsequent Event [Member]	Dec. 31, 2012 Savings Plan [Member] Non Highly Compensated Participants [Member]	Dec. 31, 2012 Savings Plan [Member] Highly Compensated Participants [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Employee Maximum Contribution Percentage																																						6.00%					25.00%	6.00%
Defined contributions plan employer matching cash contributions																																						$ 2.4	$ 2.4	$ 2.3
Defined contribution plan employer match percentage																																						3.00%
Discretionary cash contributions to Savings Plan																																						3.9	3.9
Defined contribution plan discretionary contribution paid																																					0.9	3.0	3.0		0.9
Defined contribution plan discretionary profit sharing employer percentage																																						3.00%	3.00%			3.00%
Decrease in pension liabilities due to curtailment					1.7											1.1					1.7
Pension curtailment gain					0.2	[1]	0	1.5	[2]							1.1
Curtailment gain					1.5																1.5
Receivables from affiliates																					2.9	3.0
Increase (decrease) in defined benefit plan net periodic benefit cost							(4.3)
Defined benefit plan expected actuarial losses (gains) and prior service costs to be recognized in net periodic benefit cost in subsequent fiscal year																					8.5							0.4
Weighted average discount rate on U.S. pension plan projected benefit obligation																															3.78%	4.38%		4.33%	4.77%
Weighted-average long-term rate of return on plan assets																															7.75%	8.00%	8.25%	6.22%	6.25%	6.50%
Contributions made to benefit plans																	8.2		15.4		29.0	30.6		0.2		0.6		0.8	0.9
Expected contributions to benefit plans in next fiscal year					20
Net periodic benefit costs	(0.1)	1.3	(0.3)	4.0	3.9					(0.1)	(0.6)	(0.6)	(1.5)	0.6	1.8		(0.3)	1.1	(1.0)	3.3	2.9	3.9	8.3	0.2	0.2	0.7	0.7	1.0	1.1	1.0
Expected net periodic benefit costs			(0.5)
Expected contributions to benefit plans			$ 20

[1]	As a result of the September 2012 Program, the Company recognized a curtailment gain of $1.7 million, partially offset by $0.1 million of accumulated actuarial losses and $0.1 million of prior service costs previously reported within Accumulated Other Comprehensive Loss, for a net gain of $1.5 million, which was recorded within restructuring charges for the year ended December 31, 2012. (See Note 14, "Savings Plan, Pension and Post-retirement Benefits").
[2]	The Company recognized a $1.5 million curtailment gain in 2010, primarily in connection with the amendments to its Canadian defined benefit pension plan in 2010, which reduced pension liability and was recorded as an offset against the net actuarial losses previously reported within Accumulated Other Comprehensive Loss. (See Note 14, "Savings Plan, Pension and Post-retirement Benefits").